SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising expenses:
Advertising expenses	$ 28,047	$ 25,582	$ 22,380
Severance pay:
Severance pay expense	$ 1,813	$ 1,576	$ 1,451
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	1,060,000	804,000	786,900